April 18, 2018

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:                             Forethought Life Insurance Company

Separate Account A (“Registrant”)

File No. 333-182946:                             ForeRetirement Variable Annuity

File No. 333-191097:                             ForeRetirement Foundation Variable Annuity

File No. 333-193535:                             ForeRetirement II Variable Annuity

File No. 333-201683:                             ForeRetirement III Variable Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Supplements and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 17, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote

Victoria L. Fote
Associate, Legal